Accounts Receivable Financing Facility (Details) - USD ($)			3 Months Ended		12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Accounts Receivable Financing Facility [Line Items]
Accounts receivable financing facility			$ (1,073,000)
Business Combination, Recognized Identifiable Assets Acquired And Liabilities Assumed, Accounts Receivable Financing Facility		$ (12,342,000)			$ (12,342,000)
42 Telecom
Accounts Receivable Financing Facility [Line Items]
Accounts receivable financing facility					331,432
Telvantis
Accounts Receivable Financing Facility [Line Items]
Business Combination, Recognized Identifiable Assets Acquired And Liabilities Assumed, Accounts Receivable Financing Facility		(12,342,163)			$ (12,342,163)
42 Telecom
Accounts Receivable Financing Facility [Line Items]
Accounts receivable financing facility	$ 88,000	332,000
Telvantis
Accounts Receivable Financing Facility [Line Items]
Accounts receivable financing facility	$ (13,659,000)	$ (12,342,000)